EMPLOYEE BENEFIT PLAN (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
EMPLOYEE BENEFIT PLAN
Summary of benefit obligation

Particulars	As of December 31,
	2021	2020
Present value of obligation as at the beginning of the year	$383	$298
Interest cost	25	20
Acquisitions	—	—
Current service cost	90	83
Benefits paid	—	—
Actuarial gain on obligation	(46)	(12)
Effect of exchange rate changes	(8)	(6)
Present value of obligation as at the end of the year	$444	$383

The amounts to be recognized on consolidated balance sheets

Particulars	As of December 31,
	2021	2020
Present value of obligation as at the end of the period	$444	$383
Fair value of plan assets as at the end of the period	—	—
Funded status / (unfunded status)	(444)	(383)
Excess of actual over estimated	—	—
Unrecognized actuarial (gains)/losses	—	—
Net asset/(liability)recognized in consolidated balance sheet	$(444)	$(383)
Current portion	12	29
Non-current portion	432	354

Summary of accumulated benefit obligation in excess of plan assets

	As of December 31,
	2021	2020
Accumulated benefit obligation	$168	$139

Components of net periodic benefit costs

Components of net periodic benefit costs, were as follows:

	Three Months Ended March 31,
Particulars	2022	2021
Current service cost	21	21
Interest cost	6	5
Net actuarial gain recognized in the period	(3)	(3)
Expenses recognized in the condensed consolidated statement of operations	24	23

Particulars	Year ended December 31,
	2021	2020
Current service cost	$90	$83
Interest cost	25	20
Net actuarial gain recognized in the period	(46)	(12)
Expenses recognized in the consolidated statement of operations	$69	$91

components of actuarial loss / (gain) on retirement benefits

The components of actuarial gain on retirement benefits are as follows:

	Three Months Ended March 31,
Particulars	2022	2021
Actuarial gain for the period obligation	3	3
Actuarial (gain)/loss for the period plan assets	—	—
Total Actuarial gain on obligation	3	3

Particulars	Year ended December 31,
	2021	2020
Actuarial (gain) / loss on arising from change in financial assumption	$(34)	$30
Actuarial gain on arising from experience adjustment	(12)	(42)
Total Actuarial gain on obligation	$(46)	$(12)

Summary of weighted average actuarial assumptions used to determine benefit obligations and net gratuity cost

Particulars	Year ended December 31,
	2021	2021
Discount rate	7.06%	6.55%
Rate of compensation increase	7.00%	7.00%

Schedule of expected benefit payments

December 31:
2022	$18
2023	31
2024	31
2025	54
2026	54
2027 – 2031	364
$552